SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition - Primary Geographical Market (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues		$ 473,403	$ 345,592	$ 317,750
Greater China
Disaggregation of Revenue [Line Items]
Total revenues	[1]	160,583	127,307	103,531
United States
Disaggregation of Revenue [Line Items]
Total revenues		55,941	38,729	69,016
All other countries
Disaggregation of Revenue [Line Items]
Total revenues	[2]	$ 256,879	$ 179,556	$ 145,203

[1]	Greater China is inclusive of mainland China, Hong Kong and Taiwan
[2]	No single country included in the other countries category generated more than 10% of total revenue